SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933               //

     Pre-Effective  Amendment  No.                              //


     Post-Effective  Amendment  No.   24                         /X/


                                     and/or

REGISTRATION  STATEMENT  UNDER  THE  INVESTMENT  COMPANY ACT OF 1940          //


     Amendment  No.    25                                        /X/


             PC&J PERFORMANCE FUND - File Nos. 2-87490 and 811-3906
               (Exact Name of Registrant as Specified in Charter)

300  Old  Post  Office,  120  West  Third  Street,  Dayton,  Ohio       45402
        (Address  of  Principal  Executive  Offices)            (Zip  Code)

Registrant's  Telephone  Number,  including  Area  Code:    937/223-0600

James M. Johnson, 300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402
                     (Name and Address of Agent for Service)

Copy  to:     Donald  S.  Mendelsohn, Thompson Hine L.L.P., 312 Walnut St., 14th
Floor  ,  Cincinnati,  Ohio  45202

Approximate  Date  of  Proposed  Public  Offering:

It  is  proposed  that  this  filing  will  become  effective:

//  immediately  upon  filing  pursuant  to  paragraph  (b)
//  on  (date)  pursuant  to  paragraph  (b)

//  60  days  after  filing  pursuant  to  paragraph  (a)(1)
/x/  on  (May  1,  2005)  pursuant  to  paragraph  (a)(1)

/_/  75  days  after  filing  pursuant  to  paragraph  (a)(2)
/_/  on  (date)  pursuant  to  paragraph  (a)(2)  of  Rule  485

If  appropriate,  check  the  following  box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                                   May 1, 2005


                              PC&J PERFORMANCE FUND

                                 A No-Load Fund

                               300 Old Post Office
                              120 West Third Street
                               Dayton, Ohio 45402
                                www.pcjinvest.com

               Investment Adviser: Parker Carlson & Johnson, Inc.

                              INVESTMENT OBJECTIVE

The investment objective of PC&J Performance Fund is long-term growth of capital.


                               IMPORTANT FEATURES

                          Investment for Capital Growth
                   No Sales Commissions or Withdrawal Charges
                             Professional Management
                                 Diversification


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                TABLE OF CONTENTS

                                                                  Page


RISK/RETURN SUMMARY OF THE FUND. . . . . . . . . . . . . . . . . .   3

FEE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . .   7

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE, POLICIES AND RISKS   8

INVESTMENT ADVISER . . . . . . . . . . . . . . . . . . . . . . . .   8

DESCRIPTION OF SHARES AND TAXES. . . . . . . . . . . . . . . . . .   9

HOW TO INVEST IN THE FUND. . . . . . . . . . . . . . . . . . . . .  10

HOW TO REDEEM YOUR INVESTMENT. . . . . . . . . . . . . . . . . . .  11

DETERMINATION OF SHARE PRICE . . . . . . . . . . . . . . . . . . .  12

PRIVACY POLICY . . . . . . . . . . . . . . . . . . . . . . . . . .  14

FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . .  . 15


RISK/RETURN  SUMMARY  OF  THE  FUND

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND? The Fund seeks long-term growth of capital. Current income is of secondary importance.

2. WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND? The portfolio manager maintains a diversified portfolio of common stocks and publicly traded index products (also known as "exchange traded funds" or "ETFs"). Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time. ETFs are selected based on the Adviser's assessment of which sectors are most likely to outperform the market. The Fund may focus its investments in one or more sectors, either by purchasing stocks in a particular sector or by purchasing a sector ETF.

ETFs own common stocks included in a particular index. Changes in the price of the index product track the movement of the associated index relatively closely. Index products include S&P Depositary Receipts ("SPDRs"), DIAMONDS, NASDAQ 100 Depositary Receipts, iShares and other similar instruments. SPDRs are shares of a publicly traded unit investment trust that owns the stocks included in the S&P 500 Index. The price and dividend yield of the SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS and NASDAQ 100 Depositary Receipts are similar to SPDRs, but own the securities consisting of all the stocks of the Dow Jones Industrial Average and the NASDAQ 100 Index, respectively. iShares own the stocks in various indexes, including sector/industry indexes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? The biggest risk is that the Fund's returns may vary, and you could lose money. If you are considering investing in the Fund, remember that it is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings.

Common stocks (including ETFs) tend to be more volatile than other investment choices. The stock price of a particular company might decrease in value in response to the company's activities and financial prospects or in response to general market and economic conditions.

The Fund may focus its investments in one or more sectors. If the Fund's portfolio is overweighted in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

The value of the Fund's portfolio may decrease if the value of an individual company in the portfolio decreases. The value of the Fund's portfolio could also decrease if the stock market goes down. If the value of the Fund's portfolio decreases, the Fund's net asset value (NAV) will also decrease.

To the extent the Fund invests in ETFs, the Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF, in addition to the fees and expenses paid directly by the Fund. The Fund would incur higher expenses, many of which may be duplicative.

4. WHO IS THE FUND DESIGNED FOR? The PC&J Performance Fund is designed for long-term investors who seek growth of capital and who can tolerate the greater risks associated with common stock investments.


The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the period indicated. The tables compare the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance(before and after taxes)cannot predict or guarantee future results.

THE  PC&J  PERFORMANCE  FUND


A  BAR  CHART  showing Annual Total Returns for the Fund from 1995 through 2004:

1995   22.74%
1996   19.80%
1997   35.58%
1998   31.77%
1999   17.03%
2000  -12.80%
2001  -17.74%
2002  -23.33%
2003   23.00%
2004    7.30%


A bar of proportionate size represents each percentage with the actual total return printed above the bar.

Best  Quarter       31.16%  for  the  quarter  ended  12/31/98
Worst  Quarter     -19.07%  for  the  quarter  ended  9/30/01


Average  Annual  Total  Return

For  the  periods  ended  12/31/04

                                          1 YEAR   5 YEARS   10 YEARS

Return Before Taxes                         7.30%     -6.21%   8.36%

Return After Taxes on                       6.28%     -6.69%   7.16%
Distributions(1)

Return After Taxes on                       5.75%     -5.25%   6.89%
Distributions and Sale of Fund Shares(1)

S&P 500 Index(2)                           10.88%     -2.33%  12.05%

(reflects no deduction for fees,
expenses, or taxes)

(1) Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(2) The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices.

FEE  TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder  Fees  (fees  paid  directly  from  your  investment)
-----------------------------------------------------------------


Maximum Sales Load Imposed on Purchases
(as a percentage of offering price)            0%

Maximum Sales Load Imposed on Reinvested
Dividends (as a percentage of offering
price)                                         0%

Deferred Sales Load (as a percentage
of original purchase price or redemption
proceeds, as applicable)                       0%

Redemption Fees (as a percentage of
amount redeemed, if applicable)                0%

Exchange Fee                                   0%

Annual Fund Operating Expenses
-----------------------------------------
(as a percentage of average net assets)

     Management Fees                        1.00%

     Distribution (12b-1) Fees                 0%

     Other Expenses                        .60%*
                                           ------

     Total Fund Operating Expenses          1.60%
                                           ======


*  Expense  information  reflects  current  fees.


The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Actual expenses may be greater or less than those shown.

Example                                        1 Year  3 Years  5 Years  10 Years
You would pay the
following expenses on
a $10,000 investment,
assuming (1) 5% annual
return and (2) redemption
at the end of each time
period:                                     $     163    $505    $871     $1,900

FINANCIAL  HIGHLIGHTS


The information contained in the table below is for the years ended December 31, 2004, 2003, 2002, 2001, and 2000. Such information has been derived from data contained in financial statements audited by Deloitte & Touche, LLP, independent registered public accounting firm, and should be read in conjunction with the financial statements incorporated by reference in the Fund's Statement of Additional Information. The Fund's Annual Report contains additional performance information and will be made available upon request and without charge. Total Return represents the rate an investor would have earned (or lost) on an investment in the Fund, assuming the reinvestment of all dividends and distributions.




Selected Data for Each Share of Capital          For The Years Ended December 31,
Stock Outstanding Throughout the Year    2004     2003     2002     2001     2000

NET ASSET VALUE-BEGINNING OF YEAR       $24.51   $19.95   $26.02   $31.63   $39.41

Income from investment operations:
   Net investment income (loss)          0.07      0.03    (0.07)   (0.11)  (0.16)
   Net realized and unrealized
      gain (loss) on securities          1.72      4.56    (6.00)   (5.50)  (4.86)

TOTAL FROM INVESTMENT OPERATIONS         1.79      4.59    (6.07)   (5.61)  (5.02)

Less distributions:
   From net investment income           (0.07)    (0.03)   (0.00)   (0.00)  (0.00)
   From net realized gain
     on investments                     (1.34)    (0.00)   (0.00)   (0.00)  (2.76)

TOTAL DISTRIBUTIONS                     (1.41)    (0.03)   (0.00)   (0.00)  (2.76)

NET ASSET VALUE-END OF YEAR            $24.89    $24.51   $19.95   $26.02  $31.63

TOTAL RETURN                             7.30%    23.00%  (23.33%) (17.74%)(12.80%)

RATIOS TO AVERAGE NET ASSETS
   Expenses                              1.52%     1.50%    1.50%    1.50%   1.50%
   Net investment income (loss)          0.28%     0.13%   (0.17%)  (0.38%) (0.44%)

Portfolio turnover rate                 54.69%   134.24%   79.86%   57.58%  35.40%

Net assets at end of year (000's)      $38,842   $37,793   $34,387  $46,094 $56,084

ADDITIONAL  INFORMATION  ON  INVESTMENT  OBJECTIVE,  POLICIES  AND  RISKS

The investment objective of the Fund is long-term growth of capital. Current income is of secondary importance. This investment objective may be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. There can be no assurance that the Fund's investment objective will be obtained.

The portfolio manager maintains a diversified portfolio of common stocks and publicly traded index products (also known as "exchange traded funds" or "ETFs"). Each stock is selected on the basis of potential growth in earnings and cash flow that will enable the stock to appreciate in value over time. ETFs are selected based on the adviser's assessment of which sectors are most likely to outperform the market.

ETFs own common stocks included in a particular index. Changes in the price of the index product track the movement of the associated index relatively closely. Index products include S&P Depositary Receipts ("SPDRs"), DIAMONDS, NASDAQ 100 Depositary Receipts, iShares and other similar instruments. SPDRs are shares of a publicly traded unit investment trust that owns the stocks included in the S&P 500 Index. The price and dividend yield of the SPDRs track the movement of the S&P 500 Index relatively closely, before deducting expenses. DIAMONDS and NASDAQ 100 Depositary Receipts are similar to SPDRs, but own the securities consisting of all the stocks of the Dow Jones Industrial Average and the NASDAQ 100 Index, respectively. iShares own the stocks in various indexes, including sector/industry indexes.

The Fund may invest all or a portion of its assets, for temporary defensive purposes, in money market instruments (including money market funds), U.S. Treasury bills or other short-term interest bearing securities and in bank interest bearing checking accounts, including interest bearing checking accounts of the custodian. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. The Fund may also invest in such short-term instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. To the extent that the Fund takes such temporary defensive measures, there can be no assurance that the Fund's investment objective will be obtained.


INVESTMENT  ADVISER

The Fund has entered into an Investment Advisory Agreement with Parker Carlson & Johnson, Inc., 300 Old Post Office, 120 West Third Street, Dayton, Ohio (the "Adviser") in which the Adviser has agreed to provide the Fund with continuous investment advice, including management of the Fund's portfolio securities. The Adviser was organized in 1982 and has been the only investment adviser of the Fund.

The Adviser is also the investment adviser to the PC&J Preservation Fund and to various individual, business and pension fund clients and is registered under the Investment Advisers Act of 1940. All officers of the Adviser are members of the Financial Analysts Federation, and James M. Johnson and Kathleen Carlson are Chartered Financial Analysts.

As compensation for the investment advice, the Fund paid the Adviser a fee, for the year ended December 31, 2004, equal to 1.00% of the average daily net asset value of the Fund.


Performance information for the Fund is contained in the Fund's annual report, which will be made available upon request and without charge.


PORTFOLIO  MANAGER


James M. Johnson is primarily responsible for the day-to-day management of the Fund's portfolio and has been since the Fund's inception (December 23, 1983). Mr. Johnson has been the Secretary of the Adviser since September 1982 and Secretary and a Trustee of the Fund since its inception. He became President of the Fund in 2005.



DESCRIPTION  OF  SHARES  AND  TAXES

Ownership records of shares are maintained by the Fund's transfer agent, PC&J Service Corp. (an affiliated company of the Adviser), which confirms purchase and sale of shares and dividend and capital gain distributions. Certificates representing shares will not be issued.

The Fund will distribute to its shareholders an annual dividend that will consist of the Fund's net income and net realized capital gains. The dividend will be paid only in additional shares and not in cash. For federal income tax purposes, the portion of the dividend that consists of net income and net short-term capital gains is taxable to shareholders as ordinary income. To the extent the underlying income of the Fund consists of qualified dividend income, income distributions by the Fund may be subject to the maximum long-term capital gains rate of federal income tax for individuals and may qualify for the "dividends received" deduction for corporations. The portion of the dividend that consists of net long-term capital gains is taxable to shareholders at long-term capital gain rates. It is important for shareholders to remember that the tax consequences described in this section apply to dividends even though they are paid in additional shares and not in cash.

Distributions you receive from the Fund's net long-term capital gains in excess of its net short-term capital losses (also called "net capital gains") are generally taxable to you at the long-term capital gains rate. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if the value of your shares has increased above their cost basis since you bought them. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

The Fund will mail a Form 1099 annually to shareholders which will include the total dividend paid, the amount of the dividend subject to federal income taxes as ordinary income and the amount of the dividend subject to long-term capital gain tax rates. The Fund anticipates that its distributions will generally consist of capital gains. Dividend distributions may be subject to state and local  taxes. Shareholders are urged to consult their own tax advisors regarding specific questions about federal, state or local taxes they may be required to pay on their dividends.

Shareholders should direct all inquiries concerning the purchase or sale of shares to the Fund. All other questions should be directed to PC&J Service Corp. in writing at 120 W. Third St., Suite 300, Dayton, Ohio 45402 or by telephoning 888-223-0600.

HOW  TO  INVEST  IN  THE  FUND

You may purchase shares of the Fund on any business day the New York Stock Exchange is open. The minimum initial investment is $1,000 ($2,000 for tax deferred retirement plans). There is no required minimum subsequent investment. The purchase price for shares will be the net asset value per share next determined after the order is received. (See "Determination of Share Price.") There is no sales charge or commission.

The Fund reserves the right to refuse to sell to any person. If a purchaser's check is returned to the custodian as uncollectible, the purchase order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.


INITIAL  INVESTMENT  BY  MAIL

You may purchase shares of the Fund by mail, in at least the minimum amount, by submitting a check payable to the order of "PC&J Mutual Funds" (please indicate that you wish to invest in the PC&J Performance Fund) and a completed and signed new account application, which accompanies this Prospectus, to PC&J Service Corp at the following address:

          PC&J  Mutual  Funds
          c/o  PC&J  Service  Corp.
          120  West  Third  Street,  Suite  300
          Dayton,  Ohio  45402-1819

If the initial investment is made using a personal check, it must have the same address as the application.


INITIAL  INVESTMENT  BY  WIRE

You may purchase shares of the Fund by wire, in at least the minimum amount, by:

-     first  completing  and  signing  the  new  account  application;
- telephoning (888-223-0600) the information contained in the new account application to the Fund;
- mailing the completed and signed new account application to PC&J Service Corp. at the address set forth in the preceding paragraph;
- instructing your bank to wire federal funds to the custodian. (Your bank may charge you a fee for sending such a wire.)


EFFECTIVE  DATE  OF  PURCHASE

Your initial purchase of the Fund's shares will be effective on the date that the Fund receives the properly completed new account application and either the accompanying check or confirmation from the custodian that the custodian has received the wire transfer. The Fund's transfer agent, PC&J Service Corp., will mail you a confirmation of your initial investment.

SUBSEQUENT  INVESTMENTS

You  may  purchase  additional  shares  of  the  Fund  by:

- first providing the Fund, by mail or by telephone, the necessary information concerning the name of your account and account number;
- subsequently making the necessary payment, either by check (to PC&J Service Corp.) or wire transfer (to the custodian).

Your purchase of additional shares of the Fund will be effective on the date that the check or wire transfer is received. PC&J Service Corp. will mail you a confirmation of each subsequent investment.



MARKET  TIMING

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.



OTHER  PURCHASE  INFORMATION

The Fund may authorize certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. If you purchase or sell shares through a broker-dealer or other financial institution, you may be charged a fee by that institution. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.



HOW  TO  REDEEM  YOUR  INVESTMENT

You may sell shares of the Fund without charge at the net asset value next determined after the Fund receives your properly completed written request for redemption. The Fund will pay you for the shares you sell within 7 days of receiving your redemption request. However, the Fund will pay for redemptions of shares originally purchased by check only after the check has been collected, which normally occurs within fifteen days. The Fund further reserves the right to delay payment for the redemption of shares until the Fund has received the properly completed new account application with respect to such shares.

You may sell shares of the Fund on each day that the Fund is open for business by sending a written redemption request to the Fund. The written request must be signed by each shareholder, including each joint owner, exactly as the name appears on the Fund's account records. The redemption request must state the number or dollar amount of shares to be redeemed and your account number. For the protection of shareholders, additional documentation may be required from individuals, corporations, partnerships, executors, trustees and other fiduciaries.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem all shares of any account on sixty days' written notice if the net asset value of the account, due to a redemption, is less than $5,000 ($1,000 for tax deferred retirement plans), or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his/her shares to the minimum amount within the sixty-day period. All shares of the Fund are also subject to involuntary redemption if the board of trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax advisor.

The  Fund  may  suspend the right of redemption or may delay payment as follows:

- during any period the New York Stock Exchange is closed other than for customary weekend and holiday closings;
- when trading on the New York Stock Exchange is restricted, or an emergency exists (as determined by the rules and regulations of the Securities and Exchange Commission) so that disposal of the securities held in the Fund or determination of the net asset value of the Fund is not reasonably practicable;
- for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders.

DETERMINATION  OF  SHARE  PRICE

On  each  day  that  the  Fund  is open for business, the net asset value of the shares  is determined as of 4:00 p.m. EST. The Fund is open for business on each day the New York Stock Exchange is open for business. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including estimated accrued expenses) by the total number of shares then outstanding.

The Fund's assets are generally valued at their market value. If market prices are not available or, in the adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the net asset value is calculated) that materially affects fair value, the adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its net asset value, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the net asset value of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's net asset value by short term traders.


The share price of the Fund will fluctuate with the value of its portfolio securities.

                                 PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:
- Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
- Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR  MORE  INFORMATION

Shareholder  inquiries  regarding  the  Fund  can  be  made  to:

PC&J  Performance  Fund
120  West  Third  St.
Suite  300
Dayton,  Ohio  45402

Telephone:  888-223-0600


Several additional sources of information are available to you. The Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. Annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest annual fiscal year end.

Call the Fund at 888-223-0600 to request copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. Shareholders also may request such information by visiting www.pcjinvest.com.


You may review and copy information about the Fund (including SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies
                                                  ------------------
of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                                       ------------------
writing  the  SEC's  Public  Reference  Section,  Washington,  D.C.  20549-0102.

     STATEMENT  OF  ADDITIONAL  INFORMATION

     May  1,  2005


     PC&J  PERFORMANCE  FUND

     A  No-Load  Fund

     300  Old  Post  Office
     120  West  Third  Street
     Dayton,  Ohio  45402
     www.pcjinvest.com


This  Statement of Additional Information is not a prospectus and should be read in  conjunction  with  the  Prospectus  of  the  Fund  dated  May  1,  2005 (the

"Prospectus"). This Statement of Additional Information incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended

December  31, 2004.  The Prospectus and Annual Report are available upon request and without charge by calling the Fund at 888-223-0600. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus.


                 TABLE OF CONTENTS
                                                              Page

INVESTMENT OBJECTIVE AND POLICIES . . . . . . .                  2
Fundamental . . . . . . . . . . . . . . . . . .                  2
Non-Fundamental . . . . . . . . . . . . . . . .                  3
Equity Securities . . . . . . . . . . . . . . .                  4
Convertible Bonds . . . . . . . . . . . . . . .                  5
Diversification . . . . . . . . . . . . . . . .                  5
State Restrictions. . . . . . . . . . . . . . .                  5

ORGANIZATION AND OPERATION OF THE FUND. . . . .                  7
Principal Holders of Equity Securities. . . . .                 10
Investment Adviser. . . . . . . . . . . . . . .                 10
Manager and Transfer Agent. . . . . . . . . . .                 13
Custodian . . . . . . . . . . . . . . . . . . .                 14
Independent Registered Public Accounting Firm .                 14

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION                 14

DETERMINATION OF SHARE PRICE. . . . . . . . . .                 16

DESCRIPTION OF SHARES AND TAXES . . . . . . . .                 16

PROXY VOTING POLICIES . . . . . . . . . . . . .                 16

DISCLOSURE OF PORTFOLIO HOLDINGS . . . . . . . . . . . . .      17

FINANCIAL  STATEMENTS                                           18


INVESTMENT  OBJECTIVE  AND  POLICIES

FUNDAMENTAL

The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder, or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities, or investing in companies which are engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or
(c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. It is the current position of the Securities and Exchange Commission ("SEC") staff that the provisions of this paragraph do not apply to a fund's borrowing policy (paragraph 1 above). As long as the SEC staff maintains that position, the Fund will not apply the provisions to its borrowing policy.

Notwithstanding the concentration limitation in paragraph 7, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in any concentration prohibited by said paragraph 7, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitation imposed by said paragraph 7 above as of the date of consummation.


NON-FUNDAMENTAL

The following limitations have been adopted by the Fund and are Non-Fundamental.

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     3. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and the Statement of Additional Information.

     4. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     5. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6. Securities Affiliated with Trustees. The Fund will not invest in securities of a company that is affiliated with a Trustee by reason of employment or by representation of the Trustee on the company's Board of Directors.


EQUITY  SECURITIES

In addition to common stock, the Fund may invest in various index products such as S&P Depositary Receipts ("SPDRs"), DIAMONDS, iShares and other exchange traded funds. SPDRs are exchange-traded shares. One type of SPDR represents ownership in the SPDR Trust, an investment company which was established to own the stocks included in the S&P 500 Index. The price and dividend yield of SPDRs track the movement of the S&P 500 Index relatively closely. Other SPDRs track market sectors of the S&P 500 Index, such as the Financial Sector. DIAMONDS are similar to SPDRs, but own the securities consisting of all of the stocks of the Dow Jones Industrial Average. Index products also include S&P MidCap 400 Depositary Receipts and Nasdaq-100 Shares. These products invest in smaller capitalization companies and are subject to the risks associated with smaller companies. The iShares are managed by Barclays Global Investors, and track approximately 80 different indexes. The Fund may also invest in equity securities by purchasing other mutual funds. The Fund will indirectly bear its proportionate share of any fees and expenses paid by the index products in which it invests in addition to the fees and expenses payable directly by the Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. Overall stock market risks may affect the value of mutual funds and index products. For example, if the general level of stock prices falls, so will the value of the SPDR because it represents an interest in a broadly diversified stock portfolio.

CONVERTIBLE  BONDS

In addition to common stock and other securities described in the Prospectus and Statement of Additional Information, the Fund may invest in convertible bonds. A convertible bond is a bond that is exchangeable at the option of the holder for a fixed number of shares of common stock at a set price or formula. There are various advantages to buying convertible securities. First, there is potential for capital appreciation if the value of the underlying common stock increases. Second, the bond may produce a relatively high yield from the dividend or interest payments as compared to common stock dividends. And third, the bond may have relatively lower price volatility as compared to common stock. The Fund seeks to profit from this strategy by receiving interest on the convertible security and through an increase in the value of the convertible security when the market price of the underlying common stock increases above the conversion price. The Fund will not purchase any convertible bond if the purchase would cause more than 10% of the Fund's net assets to be invested in convertible bonds. The Adviser will only purchase convertible bonds rated A or better by Standard & Poor's Rating Group ("S&P")or Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Adviser.


DIVERSIFICATION

As a diversified company, at least 75% of the Fund's assets must be invested in the following:

- securities whereby no single stock exceeds 5% of the value of the total assets of the fund and the Fund does not own greater than 10% of the outstanding voting securities of the particular company;
-     cash  and  cash  equivalents;
-     government  securities;
-     securities  of  other  investment  companies.


STATE  RESTRICTIONS

To comply with the current blue-sky regulations of the State of Ohio, the Fund presently intends to observe the following restrictions, which may be changed by the Board of Trustees without shareholder approval.

The Fund will not purchase or retain securities of any issuer if the Trustees and officers of the Fund or of the Adviser, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities. The Fund will not purchase securities issued by other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. The Fund will not borrow (other than by entering into reverse repurchase agreements), pledge, mortgage or hypothecate more than one-third of its total assets. In addition, the Fund will engage in borrowing (other than reverse repurchase agreements) only for emergency or extraordinary purposes and not for leverage. The Fund will not invest more than 15% of its total assets in securities of issuers which, together with any predecessors, have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any issuer to be held by the Fund.



ORGANIZATION  AND  OPERATION  OF  THE  FUND

The Fund is a diversified, open-end management investment company organized as an Ohio business trust on October 26, 1983. The responsibility for management of the Fund is vested in its Board of Trustees. The Board of Trustees, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each officer of the Fund and each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940.


                                                                NUMBER OF PORTFOLIOS
                             POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS           WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  --------------------  -------------  --------------------

Kathleen A. Carlson, CFA*
300 Old Post Office
120 West Third Street      Treasurer,             Treasurer and
Dayton, Ohio 45402         Chief Compliance       Trustee since
Year of Birth: 1955        Officer and Trustee    1985; Chief                    2
                                                  Compliance
                                                  Officer since
                                                  2004
-------------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
President of Adviser since 1998; Treasurer since
September 1982                                                None
--------------------------------------------------  -----------------------------------

                                                             NUMBER OF PORTFOLIOS
                          POSITION(S) HELD      LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS        WITH TRUST        TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------------  -------------  --------------------

James M. Johnson, CFA*
300 Old Post Office
120 West Third Street   President,            Secretary and
Dayton, Ohio 45402      Secretary and         Trustee since
Year of Birth: 1952     Trustee               1985; elected         2
                                              President 2005
----------------------  --------------------  -------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS   OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------  -----------------------------------
Secretary of Adviser since September 1982.  None
------------------------------------------  -----------------------------------

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940.


                                                                          NUMBER OF PORTFOLIOS
                                   POSITION(S) IN         LENGTH OF        IN FUND COMPLEX**
NAME, AGE AND ADDRESS              FUND COMPLEX**        TIME SERVED      OVERSEEN  BY TRUSTEE
------------------------------  --------------------  ------------------  --------------------

Donald N. Lorenz
26 Misty Morning Drive
Hilton Head Island, S.C. 29926
Year of Birth: 1935             Trustee               Trustee since 1987               2
------------------------------  --------------------  ------------------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS              OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------  -----------------------------------

Retired since December 1998; from December 1980 to
December 1998, Vice President-Finance and Treasurer,
Price Brothers Company (concrete pipe products)          None
-----------------------------------------------------  -----------------------------------

                                                            NUMBER OF PORTFOLIOS
                            POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS       FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
-----------------------  --------------------  -----------  --------------------

Robert S. Neff
4466 Blairgowrie Circle
Kettering, Ohio  45429                        Trustee since
Year of Birth: 1931      Trustee                      2003           2
-----------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff Packaging Solutions
Inc.; from June 1980 to June 2001, Chairman and CEO of
Neff Packaging Solutions Inc. (paper container
manufacturer)                                                 None
--------------------------------------------------------  -----------------------------------

                                                          NUMBER OF PORTFOLIOS
                          POSITION(S) IN      LENGTH OF    IN FUND COMPLEX**
NAME, AGE AND ADDRESS     FUND COMPLEX**     TIME SERVED  OVERSEEN  BY TRUSTEE
---------------------  --------------------  -----------  --------------------

Laura B. Pannier
629 Woodbourne Trail
Dayton, Ohio 45459                         Trustee since
Year of Birth: 1954    Trustee                      2003             2
---------------------  --------------------  -----------  --------------------

PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS           OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------------  -----------------------------------
Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP                     None
--------------------------------------------------  -----------------------------------

*  Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

Each  Trustee  serves  until  such Trustee dies, resigns, retires or is removed.
Each officer serves a one-year term, voted annually at the November board meeting, for the year following. None of the Trustees holds any other directorships with companies registered under either the Securities and Exchange Act or the Investment Company Act.


The equity securities beneficially owned by each of the Trustees of the Fund at December 31, 2004 is set forth in the following table:


                                              AGGREGATE DOLLAR RANGE
                                              OF EQUITY SECURITIES IN
                     DOLLAR RANGE OF          THE FUND AND THE PC&J
                     EQUITY SECURITIES        PRESERVATION FUND
      NAME           IN THE FUND


Kathleen A. Carlson  Over $100,000            Over $100,000
James M. Johnson     Over $100,000            Over $100,000
Donald N. Lorenz     None                     $10,001-$50,000
Robert S. Neff       None                     None
Laura B. Pannier     Over $100,000            Over $100,000


As of February 15, 2005, all Trustees and officers of the Fund as a group owned 2.58% of the outstanding shares of the Fund.


The Fund's Trustees have appointed an Audit Committee, composed of Donald Lorenz, Robert Neff and Laura Pannier, to review the financial reporting process, the system of internal control, the audit process, and the Fund's process for monitoring compliance with investment restrictions and applicable laws and regulations. The Committee met two times during the year ended December 31, 2004, in February and in November.


The  compensation  paid  to the Trustees of the Fund for the year ended December

31,  2004  is  set  forth  in  the  following  table:

                                                PENSION OR
                                                RETIREMENT   ESTIMATED
                                                ACCRUED AS   ANNUAL       TOTAL
                                  AGGREGATE      PART OF     BENEFITS     COMPENSATION
                                  COMPENSATION   FUND        UPON         FROM FUND
 NAME                             FROM FUND      EXPENSES    RETIREMENT   COMPLEX

Leslie O. Parker, III*            $           0  $        0  $         0  $           0
Kathleen A. Carlson               $           0  $        0  $         0  $           0
James M. Johnson                  $           0  $        0  $         0  $           0
Donald N. Lorenz                  $        2000  $        0  $         0  $        4000
Robert S. Neff                    $        2000  $        0  $         0  $        4000
Laura B. Pannier                  $        2000  $        0  $         0  $        4000

* Resigned effective May 1, 2005


The Fund and PC&J Preservation Fund are the two investment companies in the PC&J Mutual Funds complex. They have identical Boards of Trustees, and Board and committee meetings of both Funds are held at the same time. Although the fees paid to Trustees are expenses of the Funds, PC&J Service Corp. makes the actual payment pursuant to its management agreements with the Funds, which obligate PC&J Service Corp. to pay all of the operating expenses of the Funds (with limited exceptions). See "Manager and Transfer Agent."


PRINCIPAL  HOLDERS  OF  EQUITY  SECURITIES
The following table sets forth each person or group known to the Fund to be the record or beneficial owner of five percent (5%) or more of the Fund's shares as of  February  15,  2005:


     [NONE.]


INVESTMENT  ADVISER


For the Fund's fiscal years ended December 31, 2002, 2003, and 2004 the Adviser was paid $400,110, $350,896, and $375,120, respectively, under the Investment Advisory Agreement.


The Adviser and PC&J Service Corp., as manager, jointly and severally have agreed to reimburse the Fund (up to the amount of the respective fee received by Adviser or PC&J Service Corp.) for the aggregate expenses of the Fund during any fiscal year which exceed the limits prescribed by any state in which the shares of the Fund are registered for sale. Currently, the most stringent limitation provides that annual expenses of the Fund, including investment advisory and management fees but excluding interest, taxes, brokerage commissions and extraordinary expenses, shall not exceed 2.0% of the first $10 million of the Fund's average net assets and 1.5% of average net assets in excess of $10 million. The Fund's expenses have never exceeded the foregoing limitations.

The Agreement was renewed by the Board at a meeting held on February 17, 2005. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; comparison with the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees began by reviewing a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services at no additional cost, as do the Adviser's non-Fund clients. The Adviser explained that understanding the nature of its business is important in reviewing Fund performance and advisory fees.

The Trustees then compared the Fund's average total returns to those of other accounts managed by the Adviser and several broad-based indices. The Trustees noted that while the Fund under-performed the indices, unlike mutual funds that have a specific investment style, the Fund does not have a pre-defined peer group. The Adviser explained that because it often is the sole investment adviser for a client/shareholder and the Fund serves as the investment vehicle for the Adviser's clients, the Adviser takes a broader view than a specific investment mandate. As such, the investment style of the Fund has changed from small-cap stocks at the inception of the Fund, to primarily large-cap growth stocks in the 1990s, to a combination of individual stocks, convertible notes and ETFs, which presently comprise the Fund's investment portfolio. The Trustees concluded that they were satisfied with the performance of the Fund considering the relationship between the Adviser and the Fund's shareholders and considering the impact from the under-performance of the large-cap growth holdings in the Fund's portfolio on the Fund's return.

Next, the Trustees reviewed the Adviser's personnel and operations. The Trustees noted the retirement of the senior partner of the Adviser who also had served as President of the Fund. The Adviser explained that the retirement had been anticipated and a transition strategy had been implemented in 2002. The Trustees also noted that a partner of the Adviser who had served as Secretary of the Fund since its inception has been elected President of the Fund. The Trustees also reviewed an organizational chart of all professional personnel performing services for the Fund and a breakout of the amount of time spent on Fund activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the change in personnel at the Adviser would not materially impact advisory services provided to the Fund, the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the services provided by the Adviser to the Fund are adequate. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2004, and income statement for the year ended December 31, 2004, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees (i) reviewed the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer;
(iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates; and (v) the Adviser's currently effective Code of Ethics adopted pursuant to Rule 17j-1. The Trustees reviewed the certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials presented and their experiences with the Adviser, the Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser in light of the objectives and strategy of the Fund.

The Trustees also considered the cost to the Adviser of providing the services and the profits to be realized by the Adviser. In reviewing the Adviser's profitability, the Trustees considered the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of similar investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After a lengthy discussion of the allocation of overhead expenses to the Adviser, the Trustees concluded that the allocation of expenses was reasonable, and that profitability of the Adviser was below the average of other investment advisers.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Funds under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the peer group. The Adviser informed the Trustees that, because of the nature of the relationship between the Adviser and the shareholder/clients, the level of service received by shareholders generally exceeded the "average service" provided by advisers to other mutual funds. The Adviser stated that it provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes Fund managers available for shareholder questions. The Adviser explained that these services are embodied in its advisory fee, thus making it difficult to compare the level of its advisory fee to those paid by other mutual funds. The Adviser also compared the Funds to other accounts managed by the Adviser. The Adviser stated that on a marginal cost basis, the expense associated with the investment and reporting functions relating to shareholder accounts is lower than for its individually managed accounts. Based on the information presented, the Trustees concluded that they were satisfied that the Adviser's fee schedule was reasonable and that the Fund's expense ratio was about the same as the average expense ratio of the other funds of similar size and objective.

Finally, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale would be appropriate. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund. The Trustees also considered the service management agreement between the Fund and PC&J Service Corp., a wholly owned subsidiary of the Adviser. The Adviser explained that PC&J Service Corp., the Fund's transfer agent and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner. Finally, the Trustees reviewed a report on the use of the Fund brokerage as a "soft dollar" payment for research and discussed the benefits of the soft dollar arrangements to the Adviser, as well as the benefits to the shareholders.

Following the Adviser's presentation, the "disinterested" Trustees met separately with legal counsel to discuss the Agreement and the nature and quality of the services provided by the Adviser. Based upon the information provided, the Board concluded that the fee to be paid to the Adviser pursuant to the Agreement was reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders.



MANAGER  AND  TRANSFER  AGENT

The Fund has entered into a Management and Transfer Agent Agreement ("Management Agreement") with PC&J Service Corp., 300 Old Post Office, 120 West Third Street, Dayton, Ohio ("Service Corp."). Service Corp. has agreed to manage the Fund's business affairs, exclusive of investment advice provided by the Adviser, and to serve as its transfer and dividend-disbursing agent. Service Corp. pays all expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the Fund).

These expenses include, but are not limited to, costs of furnishing documents to shareholders and regulatory agencies, registration and filing fees, legal, auditing, and custodian fees. Service Corp. pays the expenses of shareholders' and Trustees' meetings and any fees paid to Trustees who are not interested persons of the Adviser. Service Corp. was organized in October 1983, and its officers and directors are identical to those of the Adviser.

As compensation for the overall management, transfer and dividend disbursing agent services and payment of the foregoing expenses, the Fund will pay Service Corp. a monthly fee, accrued daily, based on an annual rate of .6% of the daily net  asset  value  of  the  Fund.  This  rate  was  effective  October  2004.

For the Fund's fiscal years ended December 31, 2002 and 2003 Service Corp. was paid an annual rate of 0.5% of the daily net asset value of the Fund. For the fiscal year ended December 31, 2004 Service Corp. was paid an annual rate of 0.52%, reflecting the October 2004 rate increase. The amounts paid for 2002, 2003 and 2004 were $200,055, $175,476, and $196,517, respectively, under the
Management  Agreement.


Service Corp. has agreed to pay the Fund's organizational costs and to provide and pay the compensation for the Fund's officers and employees, to provide and pay for office space and facilities required for its operation and generally to provide and pay for the general administration and operation of the Fund, including its compliance obligations under state and federal laws and regulations (but excluding interest, taxes, brokerage and extraordinary expenses and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the Fund).

CUSTODIAN

The  Fund  has  appointed  U.S.  Bank,  N.A.,  (formerly  Firstar  Bank,  N.A.),
("Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, as the Fund's custodian. The Custodian will receive and credit to the account of the Fund all checks payable to the Fund and all wire transfers to the Fund. The Custodian will hold all portfolio securities and other assets owned by the Fund. Compensation for such services will be paid by Service Corp.




INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

The Fund has selected the firm of Deloitte & Touche, LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2005. The Independent Registered Public Accounting Firm's principal business address is: 1700 Courthouse Plaza Northeast, Dayton, Ohio 45402.

It is expected that such independent registered public accounting firm will audit the annual financial statements of the Fund, assist in the preparation of the Fund's federal and state tax returns and advise the Fund as to accounting matters.




PORTFOLIO  TRANSACTIONS  AND  BROKERAGE  ALLOCATION

Subject to the policies established by the Board of Trustees of the Fund, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, the Fund will not necessarily be paying the lowest commission or spread available.


The Adviser may consider the provision of research, statistical and other information to the Fund or to the Adviser. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchaser or seller of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to the Fund. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Investment Advisory Agreement. The Fund is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage, research or occasional sales services provided. Due to research services provided by brokers, the Fund directed to brokers $39,926,151 in trades (on which commissions were $71,201) during the fiscal year ended December 31, 2004.

For the Fund's fiscal years ended December 31, 2002, 2003, and 2004 the Fund paid $98,849, $170,222, and $71,201, respectively, in brokerage commissions. Of this amount for each year approximately 100% was paid to firms which provided either research, statistical or other information to the Fund or the Adviser.


To the extent that the Fund and other clients of the Adviser seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client purchases or sells the same security on a given date, the purchases and sales will be allocated by the Adviser in a manner that is fair and equitable to all parties involved.

The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.


DETERMINATION  OF  SHARE  PRICE

The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m. EST on each day the New York Stock Exchange is open for business. For a description of the methods used to determine the net asset value (share price), see "Determination of Share Price" in the Prospectus.

Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

DESCRIPTION  OF  SHARES  AND  TAXES

Shareholders have equal voting rights on all matters submitted for shareholder vote. The Declaration of Trust limits the matters requiring a shareholder vote to the election or removal of Trustees, approval of certain contracts of the Fund such as the Investment Advisory Agreement with the Adviser, approval of the termination or reorganization of the Fund and certain other matters described in such Declaration.

Shareholders have neither any preemptive rights to subscribe for additional shares nor any cumulative voting rights. In the event of a liquidation, shareholders of the Fund are entitled to receive the excess of the assets of the Fund over the liabilities of the Fund in proportion to the shares of the Fund held by them.

The Fund has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.



PROXY  VOTING  POLICIES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Adviser's proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information.



DISCLOSURE  OF  PORTFOLIO  HOLDINGS

     The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund does not selectively disclose its portfolio holdings to any person. The Adviser web site posts the current schedule of Fund holdings. Shareholders can have access to the web site, if they so choose, by calling us to arrange a web access account. The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Service Corp. and the Custodian. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include
(i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

     Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, is prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings.

FINANCIAL  STATEMENTS


The financial statements and the report of independent registered public accounting firm required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2004.

                                                                      APPENDIX A

                             PROXY VOTING GUIDELINES

On January 31, 2003, the SEC adopted a new rule that details an investment adviser's fiduciary obligation to clients who have given the adviser authority to vote their proxies (Investment Adviser Act of 1940--Rule 206(4)-6). On the same day, the SEC also adopted rule and form amendments that require investment companies to disclose how they vote proxies relating to fund portfolio securities. The following is the voting policy adopted by Parker Carlson & Johnson as adviser and by PC&J Mutual Funds.

Parker Carlson & Johnson, Inc. manages assets allocated to equities with one overriding goal: to provide capital appreciation to the shareholders of our mutual fund and to our individual account clients. Inherent in achieving this goal is to buy equity securities of well-managed companies. These are companies that employ managers that have a demonstrated track record of aligning the interests of management with the interests of shareholders. For a company that demonstrates that it acts in the best interests of its shareholders, it becomes difficult for us to believe that we, as investment managers, know more about the company's business than the company's top management. Based upon that criterion, for all proxy issues, we will vote shares in our equity portfolios to follow management recommendations.

For each company in our portfolio, should we perceive that management is not acting in the best interest of shareholders, we would be inclined to sell the shares of that company. Included in that perception would be a management recommendation to vote for a proxy issue that we felt would materially harm the shareholders of the company. In trying to achieve capital appreciation in our equity assets, it would be hard for us to conceive of an instance whereby we would continue to own shares in a company where we believed that management recommendations on proxy issues would have a materially negative impact on the shareholders of the company. Therefore, we would simply sell those shares in our portfolios.

PART  C.     OTHER  INFORMATION

Item  23.     Exhibits

     (a)     Articles  of  Incorporation

(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

          (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

          (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (b)     By-Laws

(i) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's By-laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders - None other than in the Declaration of Trust, as amended, and By-Laws, as amended, of the Registrant.

     (d)     Investment  Advisory  Contracts

          (i) Copy of Registrant's Investment Advisory Agreement with its Adviser, Parker Carlson & Johnson, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(ii) Amendment No. 1 to Registrant's Investment Advisory Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(iii) Copy of Registrant's Management and Transfer Agent Agreement with PC&J Service Corp., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(iv) Amendment No. 1 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(v) Amendment No. 2 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(vi) Amendment No. 3 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.


(vii) Amendment No. 4 to Registrant's Management and Transfer Agent Agreement dated October 4, 2004, is filed herewith.

     (e)     Underwriting  Contracts  -  None.

     (f)     Bonus  or  Profit  Sharing  Contracts  -  None.

     (g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, U.S. Bank, N.A., formerly Firstar Bank, N.A., Cincinnati, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (h)     Other  Material  Contracts  -  None.

     (i)     Legal  Opinion.

(i)     Opinion  of  Thompson  Hine  LLP,  which  was  filed  as  an  Exhibit to

Registrant's  Post-Effective  Amendment  No.  21,  is  hereby  incorporated  by reference.
(ii)     Consent  of  Thompson  Hine  LLP  is  filed  herewith.


(j)     Other  Opinions.  Consent  of  Deloitte  & Touche LLP is filed herewith.

     (k)     Omitted  Financial  Statements  -  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(m)     Rule  12b-1  Plan.  -  None.

     (n)     Rule  18f-3  Plan  -  None.

     (o)     Reserved.

     (p)     Code  of  Ethics.


          (i)     Registrant's  and  Adviser's Code of Ethics is filed herewith.



     (q)     Power  of  Attorney.

          (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, are hereby incorporated by reference.

(ii) Powers of Attorney for the Officers and certain Trustees of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, are hereby incorporated by reference.

(iii) Powers of Attorney for certain Trustees of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, are hereby incorporated by reference.



Item  24.     Persons  Controlled by or Under Common Control with the Registrant
---------     ------------------------------------------------------------------

          None.

Item  25.     Indemnification
---------     ---------------

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

          Section  6.4  Indemnification  of  Trustees, Officers, etc.   The Fund
          ------------  ---------------------------------------------
shall indemnify each of its Trustees and officers (including persons who serve at the Fund's request as directors, officers or trustees of another organization in which the Fund has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Fund or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Fund or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified is not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Fund as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a legal opinion.

          Section 6.5 Advances of Expenses. The Fund shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VI shall affect any rights to indemnification to which personnel of the Fund, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Fund to purchase and maintain liability insurance on behalf of any such person.

          The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

     (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Declaration of Trust of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  26.     Business  and  Other  Connections  of  Investment  Adviser

          None.


Item  27.     Principal  Underwriters

          None.

Item  28.     Location  of  Accounts  and  Records

          Kathleen A. Carlson, 300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402, has been charged with the responsibility of maintaining physical possession of each account, book or other document required to be maintained by Section 31(a) to the Investment Company Act of 1940 and the rules promulgated thereunder.

Item  29.     Management  Services  Not  Discussed  in  Parts  A  or  B

          None.

Item  30.     Undertakings

          None.

     SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the

City  of  Dayton,  and  State  of  Ohio  on  this  25  day  of  February,  2005.



                                           PC&J  PERFORMANCE  FUND
                                           By:             /s/
                                           JAMES  M.  JOHNSON, Attorney-In-Fact



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

     Signature                    Capacity


                                                   )

Kathleen  A.  Carlson     Treasurer,  Trustee,     )
                          Principal  Financial     )
                          and  Accounting          )
                             Officer               )    By:________/s/________
                                                   )      James  M.  Johnson,
James  M.  Johnson           President,  Secretary,)      Attorney-in-Fact
                            Trustee  and  Principal)
                            Executive  Officer     )     February  25, 2005

                                                  )
Donald  N.  Lorenz          Trustee               )
                                                  )
Robert  S.  Neff            Trustee               )
                                                  )
Laura  B.  Pannier          Trustee               )

                             EXHIBIT INDEX
                                                                  EXHIBIT


Amendment No. 4 to Management and Transfer Agent Agreement  Ex-99.23.d.vii
Consent of Thompson Hine LLP . . . . . . . . . . . . . . .  Ex-99.23.i.ii
Consent of Deloitte & Touche LLP . . . . . . . . . . . . .  Ex-99.23.j
Registrant's and Adviser's Code of Ethics. . . . . . . . .  Ex-99.23.p.i

